Long-Term Debt - Schedule of Outstanding Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Term loan	$ 123,438	$ 37,500
Less: Current portion	(6,250)	(5,000)
Team loan non-current portion gross	117,188	32,500
Less: unamortized deferred financing costs	(3,737)	(537)
Term loan, net of current portion	$ 113,451	$ 31,963	$ 36,741